RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
RETIREMENT BENEFITS [abstract]
Disclosure of retirement benefits

33.      RETIREMENT BENEFITS

All the Group's full-time employees in the PRC are covered by a state-managed retirement benefit plan operated by the government of the PRC, and are entitled to an annual pension. The PRC government is responsible for the pension liabilities to these retired employees. The Group is required to make annual contributions to the state-managed retirement benefit plan at rates ranging from 13% to 16% of the employees' base salaries.

The Company is required to make contributions to a defined contribution mandatory provident fund at a rate of 5% of the salaries of all full-time employees in Hong Kong. The related pension costs are expensed as incurred.

The Group provides retirement benefits for all local employees in overseas locations in accordance with relevant labor law, and provides employee benefits to expatriate staff in accordance with the relevant employment contracts.

During the year, the Group's pension costs charged to the consolidated statement of profit or loss and other comprehensive income amounted to RMB900 million (2019: RMB1,075 million).